Expense Example	Oct. 31, 2025 USD ($)
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,733
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,395
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	864
Expense Example, with Redemption, 10 Years	1,925
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	$ 1,593